Convertible Preferred Stock	12 Months Ended
Dec. 31, 2021
Temporary Equity Disclosure [Abstract]
Convertible Preferred Stock
Note 19. Convertible Preferred Stock
In connection with the Business Combination (as described in Note 3), all series of Legacy WeWork convertible preferred stock were converted to the Company’s Class A common stock at the Exchange Ratio of 0.82619. All share amounts in periods prior to the Business Combination have been retroactively adjusted using the Exchange Ratio for the equivalent number of shares outstanding immediately after the Business Combination to effect the reverse recapitalization.
Pursuant to the Company’s amended and restated certificate of incorporation, the Company is authorized to issue 100,000,000 shares of preferred stock having a par value of $0.0001 per share (“WeWork Inc. Preferred Stock”). As of December 31, 2021, there were no shares of WeWork Inc. Preferred Stock issued and outstanding.
As of December 31, 2020 and 2019 the Company had outstanding the following series of convertible preferred stock, each par value $0.001 per share:

	December 31, 2020		December 31, 2019
(Amounts in thousands)	Shares		Shares
	Issued and	Carrying	Issued and	Carrying
	Outstanding	Amount	Outstanding	Amount
Series A	31,720	$17,350	31,720	$17,350
Series B	18,313	40,995	18,313	40,995
Series C	23,467	154,699	23,467	154,699
Series D-1	9,864	198,541	9,864	198,541
Series D-2	7,750	155,996	7,750	155,996
Series E	10,900	433,507	10,900	433,507
Series F	11,368	675,913	11,368	675,913
Series G	27,358	1,729,997	27,358	1,729,997
Series G-1	26,288	2,681,069	26,288	2,681,069
Series H-1	135,324	1,352,819	14,245	161,353
Acquisition	2,438	223,912	2,413	222,884
Junior	1	1,300	1	1,300
Total	304,792	$7,666,098	183,687	$6,473,604

In March 2018, the Board of Directors of the Company designated 11,484,041 shares of authorized preferred stock as Acquisition Preferred Stock (“Acquisition Preferred Stock”) which may be divided and issued from time to time in one or more series as designated by the Board of Directors.
The Company issued no Acquisition Preferred shares during the year ended December 31, 2021. During the years ended December 31, 2020 and 2019, the Company issued a total of 25,724 shares and 1,329,954 shares, respectively, of Acquisition Preferred Stock issued in connection with the acquisitions that occurred during the years ended December 31, 2018 and 2019.
In October 2019, the Board of Directors of the Company authorized 187,565,805 shares of the authorized Preferred Stock designated as Series H-1 Convertible Preferred Stock (“Series H-1”), 187,565,805 shares designated as Series H-2 Convertible Preferred Stock (“Series H-2”), 107,312,100 shares designated as Series H-3 Convertible Preferred Stock (“Series H-3”) and 107,312,100 shares designated as Series H-4 Convertible Preferred Stock (“Series H-4”) (collectively, the "Series H Preferred Stock"). The original issue price of the Series H-1 and Series H-2 was $14.04 per share and the original issue price of the Series H-3 and Series H-4 was $0.01 per share. The Series H-1 and Series H-3 shares have voting rights while the Series H-2 and Series H-4 do not.
In April 2020, the Company closed the PacificCo Roll-up and issued 28,489,311 shares of the Company's Series H-1 Convertible Preferred Stock as consideration for the transaction. The shares had a fair value of $9.84 per share upon issuance to affiliates of SBG in April 2020. See Note 7 for further details.
In November 2019, in connection with a partial exercise of the 2019 Warrant, the Company issued 14,244,654 shares of Series H-1 Convertible Preferred Stock, recorded at $200.0 million less issuance costs of $38.6 million. The remaining 92,590,259 shares of Series H-1 Convertible Preferred Stock were issued in April 2020 and were recorded at $911.1 million, equal to the fair value of the 2019 Warrant on the date of issuance of the shares. See Note 13 for further details.
In July 2019, the Company executed an amendment to the Amended 2018 Warrant which triggered an automatic exercise of the Amended 2018 Warrant. The early exercise provision was triggered and the outstanding Amended 2018 Warrant which had been funded earlier in 2019 was exercised for the issuance of 18,777,045 shares of Series G-1 Preferred Stock. The exercise of the warrant also further triggered the conversion of the $1.0 billion principal amount of the Convertible Note to 7,510,818 shares of Series G-1 Preferred Stock.
During the year ended December 31, 2019, the Company issued a total of 40,609 shares of Series G Preferred Stock in connection with the release of equity holdback amounts related to acquisitions.
During the year ended December 31, 2014, the Company issued a convertible note that is convertible into shares of Series C Preferred Stock. The convertible note was included as a component of the carrying amount of the Series C Preferred Stock upon its inception during 2014. In connection with the Business Combination, the convertible note was cancelled and automatically converted into 468,394 shares of Class A common stock.
The Series A, B, C, D-1, D-2, E, F, G, G-1 and H Preferred Stock are referred to as the “Senior Preferred Stock.” Subsequent to the Business Combination, the rights and preferences of each series of convertible preferred stock are no longer in effect.